Cover	6 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Registration Statement has been amended to revise the offering from an offering of Units to an offering of shares of Common Stock.This Registration Statement contains two prospectuses: one in connection with the public offering of 1,000,000 shares of Common Stock (and shares of common stock which may be issued on exercise of a 45-day option granted to the underwriters to cover over-allotments, if any) through the underwriters named on the cover page of such prospectus (the “Public Offering Prospectus”) and one to be used in connection with the potential resale by certain selling stockholders of an aggregate amount of up to 3,091,500 shares of our common stock (the “Selling Stockholder Prospectus”). The Public Offering Prospectus and the Selling Stockholder Prospectus will be identical in all respects except for the alternate pages for the Selling Stockholder Prospectus included herein which are labeled “Alternate Pages for Selling Stockholder Prospectus.” The Selling Stockholder Prospectus is substantively identical to the Public Offering Prospectus, except for the following principal points: ● they contain different outside and inside front covers; ● they contain different Offering sections in the Prospectus Summary section; ● the ownership percentages described in the Public Offering Prospectus will be adjusted in the Selling Stockholder Prospectus to reflect shares of common stock sold in our public offering; ● they contain different Use of Proceeds sections; ● the Capitalization section is deleted from the Selling Stockholder Prospectus; ● the Dilution section is deleted from the Selling Stockholder Prospectus; ● a Selling Stockholder section is included in the Selling Stockholder Prospectus; ● the Underwriting section from the Public Offering Prospectus is deleted from the Selling Stockholder Prospectus and a Plan of Distribution is inserted in its place; and ● the Legal Matters section in the Selling Stockholder Prospectus deletes the reference to counsel for the underwriters. The registrant has included in this registration statement a set of alternate pages after the outside back cover page of the Public Offering Prospectus, which we refer to as the “Alternate Pages”, to reflect the foregoing differences in the Resale Prospectus as compared to the Public Offering Prospectus. The Public Offering Prospectus will exclude the Alternate Pages and will be used for the public offering by the registrant. The Selling Stockholder Prospectus will be substantially identical to the Public Offering Prospectus except for the addition or substitution of the Alternate Pages and will be used for the resale offering by the Selling Stockholders (it being understood that none of the shares of common stock being registered for resale by the Selling Stockholders in the Selling Stockholder Prospectus may be sold prior to the closing of our initial public offering under the Public Offering Prospectus, and only then in compliance with applicable laws, rules and regulations). The sales of our common stock registered in the Public Offering Prospectus and the Selling Stockholder Prospectus may result in two offerings taking place concurrently, which could affect the price and liquidity of, and demand for, our common stock. This risk and other risks are included in “Risk Factors” beginning on page 10 of the Public Offering Prospectus.
Entity Registrant Name	PROPANC BIOPHARMA, INC.
Entity Central Index Key	0001517681
Entity Primary SIC Number	2834
Entity Tax Identification Number	33-0662986
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	302
Entity Address, Address Line Two	6 Butler Street
Entity Address, City or Town	Camberwell, VIC
Entity Address, Postal Zip Code	3124
City Area Code	+61 03
Local Phone Number	9882 0780
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	302
Entity Address, Address Line Two	6 Butler Street
Entity Address, City or Town	Camberwell, VIC
Entity Address, Postal Zip Code	3124
Contact Personnel Name	James Nathanielsz